Operating expenses (Tables)	6 Months Ended
Dec. 31, 2025
Operating expenses
Schedule of operating expenses

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Employee benefit expenses	(75,128)	(82,491)	(148,727)	(162,732)
Depreciation - property, plant and equipment (Note 14)	(4,695)	(3,960)	(9,193)	(7,868)
Depreciation – right-of-use assets (Note 15)	(212)	(263)	(474)	(541)
Depreciation - investment property (Note 16)	(70)	(70)	(139)	(140)
Amortization (Note 17)	(54,600)	(49,423)	(108,752)	(102,693)
Retail, merchandising and e-commerce costs	(12,829)	(14,649)	(23,221)	(21,277)
External Matchday costs	(7,060)	(9,494)	(11,801)	(17,416)
Property costs	(4,171)	(4,383)	(8,922)	(8,533)
Other operating expenses	(15,166)	(17,223)	(35,089)	(37,703)
Exceptional items (Note 8)	—	(14,537)	—	(23,175)
	(173,931)	(196,493)	(346,318)	(382,078)